Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2021	[1]
Business Acquisition [Line Items]
Goodwill impairment loss	$ 0	$ 0	$ 0
Goodwill	$ 309,894	346,418	$ 200,624	$ 101,411
FanHub [Member]
Business Acquisition [Line Items]
Goodwill		20,500
Second Spectrum [Member]
Business Acquisition [Line Items]
Goodwill		101,400
Spirable [Member]
Business Acquisition [Line Items]
Goodwill		$ 30,500

[1]	Reflects a working capital adjustment of $1.1 million in the fourth quarter of fiscal year 2021